SCHEDULE OF EFFECTIVE INCOME TAX RECONCILIATION (Details) - PRIMEGEN US, INC. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
ScheduleOfEffectiveIncomeTaxRateReconciliationLineItem [Line Items]
Federal income tax benefit at statutory rate		$ 1,392,932	$ 2,956,419
Federal income tax benefit at statutory rate, percentage		21.00%	21.00%
State income tax, net of federal tax benefit	[1]	$ 463,447	$ 985,156
State income tax, net of federal tax benefit, percentage	[1]	7.00%	7.00%
Nontaxable or nondeductible items		$ 55,094	$ (3,378,448)
Nontaxable or nondeductible items, percentage		0.80%	(24.00%)
Changes in valuation allowances		$ (1,911,473)	$ (563,127)
Changes in valuation allowances, percentage		(28.80%)	(4.00%)
Total
Total, percentage		0.00%	0.00%

[1]	State taxes in California contributed to the majority (greater than 50%) of the tax effect in this category.